Schedule of Convertible Notes Payable (Details) (Parenthetical)				1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 20, 2022 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares	May 16, 2022 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Jul. 31, 2023 USD ($)	Feb. 28, 2023 USD ($) $ / shares shares	Jan. 31, 2023 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares
Number of warrant issued | shares						21,206	21,206					91,611	1,218,506
Accrue interest												6.00%	6.00%
Percentage of common stock purchase price												80.00%	80.00%
Share price | $ / shares				$ 4.00				$ 4.00		$ 4.00
Common stock intial public offering rate													50.00%
Debt instrument redemption price percentage													15.00%
Debt, weighted average interest rate													12.00%
Long-term debt, term													12 months
Gain loss on equity securities										$ 8,000,000			$ 10,000,000
Common shares issued in private offerings									$ 1,425,000		$ 1,620,000	$ 1,620,000
Warrants description										The shares of common stock underlying the Notes and the Warrants are subject to registration rights, and such shares must be registered within 90 days after the effectiveness of the Company’s initial public offering. If the Company fails to register the shares within 90 days, the Company agreed to pay a penalty of a cash payment equal to 0.02857% of the principal amount and interest due and owing under any Note held by the Holder or that number shares of common stock of the Company equal 1% of the shares of common stock underlying any Note and Warrant held by the Holder, in total amount per week paid in, whichever is greater		The shares of common stock underlying the Notes and the Warrants are subject to registration rights, and such shares must be registered within 90 days after the effectiveness of the Company’s initial public offering. If the Company fails to register the shares within 90 days, the Company agreed to pay a penalty of a cash payment equal to 0.02857% of the principal amount and interest due and owing under any Note held by the Holder or that number shares of common stock of the Company equal 1% of the shares of common stock underlying any Note and Warrant held by the Holder, in total amount per week paid in, whichever is greater
Percentage of prorata securities										20.00%		20.00%
Accrued interest converted												$ 529,000	101,000
Loss on extinguishment of debt										$ 4,310,000
Fair value warrant													13,600,000
Sale of convertible promissory notes						$ 250,000	$ 250,000
Convertible promissory note				$ 669,000	$ 100,000		$ 100,000	669,000		669,000		3,491,000	$ 1,265,000
Note payable				$ 730,000	100,000			$ 730,000		$ 730,000		$ 3,491,000
Notes accrued interest					$ 150,000
Common stock, par value | $ / shares				$ 0.0001				$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Debt conversion price						80.00%	80.00%
Holders rights description						The Holder shall have the right to purchase up to the number of Shares that equals the amount obtained by dividing: (A) eighty percent (80%) of the aggregate principal amount of the Holder’s Note(s) delivered pursuant to the Note and Warrant Purchase Agreement; by (B) 80% of $4.00, the current midpoint price of the Company’s prospective IPO. For example, $100,000 aggregate principal amount of Note x 80% = $80,000) / ($4.00 current midpoint price of prospective IPO x 80% = $3.20) = 25,000 warrants. The exercise price per share shall be equal to 80% of the offering price per share of common stock of the Company in its first underwritten public offering (the “IPO”) pursuant to an effective registration statement under the Securities Act of 1933, as amended, covering the offer and sale by the Company of not less than $10,000,000 of its equity securities, as a result of or following which the Company shall be a reporting issuer under the Securities and Exchange Act of 1934, as amended, and its common stock shall be listed on the Nasdaq Stock Market. This Warrant shall be exercisable, in whole or in part: (i) after the earlier to occur of: (A) the consummation of the IPO; or (B) six months after the date of this Warrant; and (ii) prior to the Warrant expiration date which is twelve months after the date of this Warrant.	The Holder shall have the right to purchase up to the number of Shares that equals the amount obtained by dividing: (A) eighty percent (80%) of the aggregate principal amount of the Holder’s Note(s) delivered pursuant to the Note and Warrant Purchase Agreement; by (B) 80% of $4.00, the current midpoint price of the Company’s prospective IPO. For example, $100,000 aggregate principal amount of Note x 80% = $80,000) / ($4.00 current midpoint price of prospective IPO x 80% = $3.20) = 25,000 warrants. The exercise price per share shall be equal to 80% of the offering price per share of common stock of the Company in its first underwritten public offering (the “IPO”) pursuant to an effective registration statement under the Securities Act of 1933, as amended, covering the offer and sale by the Company of not less than $10,000,000 of its equity securities, as a result of or following which the Company shall be a reporting issuer under the Securities and Exchange Act of 1934, as amended, and its common stock shall be listed on the Nasdaq Stock Market. This Warrant shall be exercisable, in whole or in part: (i) after the earlier to occur of: (A) the consummation of the IPO; or (B) six months after the date of this Warrant; and (ii) prior to the Warrant expiration date which is twelve months after the date of this Warrant.
Unamortized debt discount				$ 695,000				$ 695,000		$ 695,000			$ 539,000
Convertible Promissory Noteand Warrant [Member]
Common shares issued in private offerings, shares | shares										48,482
Opti Harvest [Member]
Ownership percent				100.00%				100.00%		100.00%
Conversion Agreement [Member]
Common shares issued in private offerings, shares | shares				379,975
Common shares issued in private offerings				$ 1,519,000						$ 1,519,000
Debt conversion amount				3,373,000
Accrued interest converted				$ 685,000				$ 685,000		$ 685,000
Covertible debt, shares issued | shares				2,029,306
Common stock converted amount				$ 8,118,000
Common stock converted amount | $ / shares				$ 4.00				$ 4.00		$ 4.00
Loss on extinguishment of debt				$ 4,060,000
Additional loss on extinguishment of debt				250,000
Loss on extinguishment of debt				4,310,000
Fair value warrant				$ 250,000
Common Stock [Member]
Number of warrant issued | shares				19,255				19,255		19,255
Common shares issued in private offerings, shares | shares									161,168		183,223	183,223
Common shares issued in private offerings
Conversion price percentage					10
Common stock, shares related to note | shares								82,500		220,550
Common Stock [Member] | Convertible Note Holders [Member]
Share price | $ / shares	$ 4.42	$ 4.42	$ 4.42						$ 4.42		$ 4.42
Common shares issued in private offerings, shares | shares	213,473	213,473	138,098
Common shares issued in private offerings	$ 944,000	$ 944,000	$ 609,000
Common Stock Issuable [Member]
Common shares issued as financing costs | shares										192,475
Convertible Common Stock [Member]
Common stock intial public offering rate													65.00%
IPO [Member]
Share price | $ / shares													$ 4.00
Conversion price percentage													50.00%
Qualified Public Offering [Member]
Increase in outstanding balance, percentage						10.00%	10.00%
Increase in outstanding balance additional, percentage						2.50%	2.50%
Qualified Public Offering [Member] | Common Stock [Member]
Common stock, par value | $ / shares						$ 0.0001	$ 0.0001
Convertible Promissory Note [Member]
Accrue interest													12.00%
Common shares issued in private offerings, shares | shares										20,000
Sale of convertible promissory notes				$ 1,062,000				$ 1,062,000		$ 1,062,000
Unamortized debt discount				41,000				41,000		41,000
Accrued interest				25,000				25,000		25,000
Principal amount				462,000				462,000		$ 462,000
Common stock, shares related to note | shares										46,000
Common stock issued as debt discount										$ 370,000
Amortization on interest expense										$ 329,000
Conversion of units | shares										162,401
Convertible Promissory Note [Member] | Investor [Member]
Common shares issued in private offerings										$ 100,000
Convertible Promissory Notes [Member]
Sale of convertible promissory notes						$ 250,000	$ 250,000
Convertible Promissory Noteand Warrant [Member]
Fair value warrant										76,000
Amortization of debt discount										56,000
Unamortized debt discount				20,000				20,000		20,000
Accrued interest				$ 11,000				$ 11,000		$ 11,000
Convertible Promissory Noteand Restricted Shares [Member]
Accrue interest				12.00%				12.00%		12.00%
Share price | $ / shares				$ 3.00				$ 3.00		$ 3.00
Common shares issued in private offerings, shares | shares										174,300
Sale of convertible promissory notes				$ 462,000				$ 462,000		$ 462,000
Maturity date description										The Notes shall be due and payable on the date that is six (6) months from the date of the Notes (the “Initial Maturity Date”); provided, however, that the Company and Lender may, upon mutual written agreement, extend such maturity date an additional six (6) months (such extended maturity date, (the “Extended Maturity Date”)
Convertible Promissory Noteand Restricted Shares [Member] | Investor [Member]
Common shares issued in private offerings, shares | shares										10,000
Common shares issued in private offerings										$ 100,000
Senior Convertible Promissory Notes [Member]
Notes Issued												3,491,000	$ 3,591,000
Principal amount owed												$ 3,491,000
Debt conversion amount										3,373,000
Accrued interest converted				$ 685,000				$ 685,000		$ 685,000
Covertible debt, shares issued | shares										2,029,306
Remaining principal amount										$ 118,000
Covertible debt, shares issuable | shares				54,124				54,124		54,124
Convertible Promissory Noteand Warrant [Member]
Principal amount				$ 150,000				$ 150,000		$ 150,000